CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Cash (i)	21,921,476	15,120,483
Cash equivalents (ii)	1,994,380	997,466
Total	$23,915,856	$16,117,949

(i)

As of December 31, 2024, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $18,980,205 in bank accounts; 3) Cash of $2,841,071 in the securities investment accounts and the Coinbase account.

As of December 31, 2023, the Company’s cash includes: 1) Cash in hand of $200; 2) Demand deposit of $14,072,019 in bank accounts; 3) Cash of $1,048,464 in the securities investment accounts and the Coinbase account.

(ii)

As of December 31, 2024, the Company’s cash equivalents were all certificates of deposits with a balance of $1,994,380 with a maturity date less than 3 months.

As of December 31, 2023, the Company’s cash equivalents were all U.S. Treasury Securities with a balance of $997,466 that can be traded at any time.